Business combinations - Additional information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 30, 2020 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Oct. 30, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Current contingent consideration		$ 467	$ 0	[1]
Interest on contingent consideration		73	0
forMetris
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 6,417
Paid in cash	$ 2,624
Number of shares issued | shares	29,024
Paid in common shares	$ 1,163
Fair value price per share (in cad per share) | (per share)	$ 40.07				$ 53.38
Fair value of contingent consideration at acquisition	$ 2,630
Maximum undiscounted payable	$ 2,803
Deferred cash consideration payable, performance period	3 years
Percentage of cash payment for contingent consideration and employee compensation expense	20.00%
Percentage of payment in shares for contingent consideration and employee compensation expense	80.00%
Earn-out payments, period	3 years
Contingent consideration		2,703	2,630
Current contingent consideration		467	0
Interest on contingent consideration		73	$ 0
forMetris | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustment		$ 102
forMetris | Maximum
Disclosure of detailed information about business combination [line items]
Additional potential future consideration	$ 2,447

[1]	Please refer to Note 4 for retrospective change of accounting policy.